General and Administration Expenses - Schedule of General and Administration Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
General and Administration Expenses [Abstract]
Legal and professional		$ 9,910,704	$ 6,795,869
Sales and marketing		3,125,116	3,855,029
Employees’ cost		2,957,573	2,741,321
Legal settlement	[1]	2,041,928
Write-off of other receivables (Note 11)		272,257
Board fees and expenses		243,750	392,448
Office expenses		235,284	203,098
Insurance		189,568	895,157
Rent		13,651	2,836
(Reversal) / provision of expected credit loss on trade accounts receivables (Note 11)		(3,162,470)	18,202,132
Write-off of advances to contractor (Note 14)			15,006,262
SEC settlement charges (Note 16)			5,000,000
Write-off of trade accounts receivables (Note 11)			927,519
Others		47,550	54,015
Total General and Administration Expenses		$ 15,874,911	$ 54,075,686

[1]	During 2024, the Company was unable to provide the allocated storage capacity by the agreed-upon date due to delays from another customer in taking his product. This resulted in a claim of USD 2,041,928, which was settled under a Settlement Agreement. This expense reflects the Company’s commitment to resolving operational challenges and maintaining strong customer relationships.